DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. The Company has no derivatives with financing premiums. As of December 31, 2020, the market value of the net option positions was $3.6 million and the futures cash margin position was $17.0 million. As of December 31, 2019, the market value of the net option positions was $15.1 million and futures cash margin position was $13.1 million. These positions generated realized gains of $34.1 million in 2020 and $81.8 million in 2019 and $5.8 million in 2018, and generated unrealized losses of $6.0 million in 2020 and unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.
The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2020	2019	2020	2019
	(in millions)
Equity options	$13.1	$18.0	$9.5	$2.9
Total	$13.1	$18.0	$9.5	$2.9
At December 31, 2020 and 2019, the notional amounts were $337.1 million and $431.1 million, respectively.

Offsetting and Netting of Assets and Liabilities
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2020

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$30.1	$9.5	$20.6

Liabilities
Total Derivatives	$9.5	$9.5	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$31.1	$2.9	$28.2

Liabilities
Total Derivatives	$2.9	$2.9	$—